Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ifrs_Cash and Cash Equivalents [Line Items]
Cash at bank	$ 577,956	$ 293,823
Cash and cash equivalents	577,956	293,823	$ 514,078	$ 916,488
Fixed term bank deposits	175,000	105,400
AAA (F1+)
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	16,718	16,030
AA
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		2
A+
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	31	15,686
A (F1)
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	282,279	67,505
A-
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		216
BBB+
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	184	15,889
BBB-
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	55,856	88
B+
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		7,611
B
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	200,318	169,517
C/not rated
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 22,570	$ 1,279